Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Feb. 21, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Mar. 01, 2017
Class I and R Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Prospectus:
Trading Symbol	ALARX
Class I and R Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Prospectus:
Trading Symbol	ACARX
Class I and R Prospectus | Alger MidCap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALMRX
Class I and R Prospectus | Alger MidCap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class R
Prospectus:
Trading Symbol	AGIRX
Class I and R Prospectus | Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALSRX
Class I and R Prospectus | Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class R
Prospectus:
Trading Symbol	ASIRX
Class Y Prospectus | Alger Capital Appreciation Institutional Fund | Class Y
Prospectus:
Trading Symbol	ACAYX
Class Y Prospectus | Alger Capital Appreciation Focus Fund | Class Y
Prospectus:
Trading Symbol	ALGYX
Class Z-2 Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class Z-2
Prospectus:
Trading Symbol	ACIZX
Class Z-2 Prospectus | Alger MidCap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class Z-2
Prospectus:
Trading Symbol	ALMZX
Class Z-2 Prospectus | Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALSRX
Class Z-2 Prospectus | Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class Z-2
Prospectus:
Trading Symbol	AISZX
Class I Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Prospectus:
Trading Symbol	ALGRX
Class Z Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class Z
Prospectus:
Trading Symbol	ALZFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Prospectus:
Trading Symbol	ALAFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Prospectus:
Trading Symbol	ALCFX
Class T Prospectus | Alger Capital Appreciation Focus Fund | Class T
Prospectus:
Trading Symbol	ALGTX